Equity - Schedule of employee share compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	$ 44	$ 59	$ 43
Equity-settled plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	44	59	43
Executive share award plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	44	48	34
Executive share option plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	2	9	7
Savings plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	$ (2)	$ 2	$ 2